PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC.

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

November 13, 2012

VIA EDGAR SUBMISSION

Mr. Larry Greene

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Prudential Global Short Duration High Yield Fund, Inc. (“Fund”)
Pre-Effective Amendment No. 2 to the Registration Statement
under the Securities Act of 1933 (No. 333-182826) and
Amendment No. 2 to the Registration Statement under
the Investment Company Act of 1940 (No. 811-22724)

Dear Mr. Greene:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”), under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) is an amendment to the Fund’s registration statement on Form N-2 initially filed with the Commission on July 24, 2012 (the “Registration Statement”), including exhibits thereto, which amendment constitutes Pre-Effective Amendment No. 2 to the Registration Statement under the 1933 Act and Amendment No. 2 to the Registration Statement under the 1940 Act (the “Amendment”).  The Amendment has been marked to reflect new or revised disclosure to indicate revisions from Pre-Effective Amendment No. 1 to the Registration Statement (the “Amendment No. 1”) filed with the Commission on October 5, 2012 incorporating (i) responses to comments from the staff and (ii) other non-material updates.

This letter is intended to respond to the staff’s comments on the Amendment No. 1 that you conveyed via telephone to the undersigned, Claudia DiGiacomo, on October 24, 2012.  For your convenience, a summary of the staff’s comments is included herein and the Fund’s responses are keyed accordingly, as set forth below.  The responses will be included in the Amendment, as indicated.

Capitalized terms used herein, and not otherwise defined, have the respective meanings assigned in the Amendment.

General

1.              Comment:  The Fund has the term “global” in its name.  Please revise the Fund’s policy that investments in foreign issuers may not be lower than 30% of the Fund’s Investable Assets to clarify that the 30% limitation applies during unfavorable conditions.

Response:  The Fund has revised its disclosure with respect to the 30% policy noted above in the section entitled “Prospectus Summary-Investment Objective and Policies-Foreign Instruments” and

elsewhere in the Amendment as appropriate to state that “[t]he Fund’s investments in foreign issuers may be lower if conditions are not favorable, but such investments may not be lower than 30% of the Fund’s Investable Assets.”  The Fund believes that its revised approach is consistent with the recent guidance given by the Commission of the staff.  See the Letter to Mara Shreck, Esq., Associate Counsel, Investment Company Institute, SEC STAFF COMMENTS ON FUND NAMES (RULE 35d-1) (June 4, 2012).

2.              Comment:  Please state in your response letter whether FINRA will or has reviewed the proposed underwriting terms and arrangements of the transaction involved in the registration statement. In this connection indicate whether FINRA has reviewed the payments by the manager of additional compensation, structuring and syndication fees, and sales incentive fees as discussed under the caption “Underwriting.” Indicate also whether FINRA aggregated such payments with the sales ads or other fees for purposes of determining compliance with FINRA guidelines on underwriter compensation.

Response:  FINRA will review the proposed underwriting terms and arrangements of the transaction involved in the Registration Statement.  The Fund agrees to keep the staff updated on FINRA’s review of the payments by the manager of various structuring fees or other payments constituting underwriting compensation to qualifying underwriters, and the reimbursements and other expenses to be paid by the Fund, as discussed under the caption “Underwriting.”  We confirm that the sales load and other fees are aggregated for purposes of determining compliance with underwriter compensation in accordance with FINRA Rule 5110, which specifically references discounts and commissions as included within the total amount of underwriting compensation.

Prospectus

3.              Comment:  INVESTMENT OBJECTIVE AND POLICIES
Investment Policies (Page 22)

The Fund invests primarily in high yield fixed income instruments of companies and governments located around the world.  Please revise the Fund’s definition of “fixed income’ to clarify the types of derivatives that would be considered fixed income.  Additionally, please confirm that the Fund will not invest in mortgage backed or asset backed securities.

Response:  The Fund’s definition of high yield fixed income instruments has been revised as requested.  Additionally, the Fund confirms that it does not intend to invest in mortgage backed or asset backed securities.

4.              Comment:  New Securities and Other Investment Techniques (Page 28)

The prospectus discloses that the Fund may invest in new types of securities and other investment practices that are developed from time to time. Please disclose how the Fund will inform current shareholders of new investments not described in the prospectus.

Response:  If the Fund invests to a significant extent in any new type of securities and other investment practices that are developed from time to time, the Fund would inform current shareholders of its intent to make such new investments in its annual or semi-annual report.

5.              Comment:  UNDERWRITERS

Additional Compensation to be Paid by PI (Page 59)

The prospectus discloses that the advisor has agreed to pay an unidentified entity additional compensation for services related to the design and structuring of the Fund. Please revise the heading in the pre-effective amendment to state that such fees will be paid to the underwriter or an affiliate of the underwriter. Also file the contracts under which such compensation will be paid as exhibits. Also disclose how the services provided under such contracts differ from those provided by the advisor.

Response: The contracts will be filed as exhibits in a subsequent amendment to the Amendment. As is the case with almost all blind-pool, firm commitment underwritten closed-end fund initial public offerings, PI, the manager here (and not the Fund), will pay structuring fees or additional compensation to various underwriters for their assistance with the structure, design and organization of the Fund and the distribution of the Fund’s shares.  This advice includes, but is not limited to, views from an investor market and distribution perspective on (i) diversification, proportion and concentration approaches for the Fund’s investments in light of current market conditions, (ii) marketing issues with respect to the Fund’s investment policies and proposed investments, (iii) the proportion of the Fund’s assets to invest in the Fund’s strategies and (iv) overall marketing and positioning thesis for the offering of the shares.  We note further that generally the structuring advice is provided to the Fund before the investment advisory contract with the manager has been approved by the Fund’s Board and before the investment advisory contract has been executed and the manager has taken any active role in the management of the Fund’s assets.  We direct your attention to recent closed-end funds where structuring fees were paid to various qualifying underwriters for the type of advice we have just described: Blackstone / GSO Strategic Credit Fund (333-180619, 811-22686), Nuveen Preferred and Income Term Fund (333-181125, 811-22699), Cohen & Steers Limited Duration Preferred and Income Fund, Inc. (333-181113, 811-22707), PIMCO Dynamic Income Fund (333-179887, 811-22673).  The Fund therefore respectfully declines to revise the disclosure currently set forth in the “Underwriters” section.

Tandy Representations

The Fund hereby acknowledges that (i) the Fund is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (ii) should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement; (iii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and (iv) the Fund may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any questions or comments with respect to the Amendment may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Vice President & Corporate Counsel